Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table summarizes the total compensation of our principal executive officer (“PEO”) and the average of the total compensation of our other NEOs as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by the rules. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Cumulative Total Shareholder Return ($)	Peer Group Cumulative Total Shareholder Return ($) (3)	Net Income ($)	Adj. EBITDA ($) (4)

2024	$11,458,263	$2,071,847	$3,547,117	$1,714,170	$310.56	$283.54	$660,200	$1,480,200

2023	$10,331,662	$30,260,210	$2,675,765	$6,710,486	$295.53	$218.76	$708,100	$1,659,800

2022	$11,162,279	$15,461,278	$3,331,361	$2,702,071	$210.81	$157.63	$803,063	$1,684,545

2021	$9,859,087	$38,809,795	$3,266,803	$9,765,176	$221.57	$169.28	$407,974	$1,149,984

2020	$11,313,497	$24,140,383	$3,427,092	$7,639,723	$132.18	$120.94	$70,421	$643,603

(1)	Mr. Engel served as our PEO for all five years (2020 – 2024). The other NEOs consist of the following individuals in each year:
•	2024: Messrs. Schulz, Geary, Squires and Khurana
•	2023: Messrs. Schulz, Cameron, Geary and Squires
•	2022: Messrs. Schulz, Squires, Geary, Khurana and Dosch
•	2021: Messrs. Schulz, Squires, Geary and Dosch
•	2020: Messrs. Schulz, Squires and Dosch and Ms. Lazzaris
Variations in the Average Summary Compensation for the other NEOs from year to year are partly due to the changes in the composition of the NEOs from year to year.

(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate the “compensation actually paid”:

	2024		2023		2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Adjustments

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(8,399,925)	$(2,345,037)	$(7,800,082)	$(1,499,996)	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)	$(9,150,011)	$(2,326,236)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$9,859,967	$2,603,182	$7,926,128	$1,524,235	$9,130,790	$1,744,611	$13,830,960	$3,112,074	$20,083,054	$6,227,104

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	$26,813	$1,206	—	—	—	$12,529	—	—	—	—

Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$(8,823,235)	$(1,662,515)	$9,869,786	$1,926,057	$4,224,922	$556,768	$19,974,834	$4,324,626	$2,888,105	$454,520

Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(2,203,056)	$(465,744)	$9,703,195	$2,034,825	$(2,056,741)	$(484,552)	$1,144,940	$411,684	$(994,262)	$(142,757)

Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	—	—	—	—	$(798,648)	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$153,020	$35,961	$229,521	$49,600	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$(9,386,416)	$(1,832,947)	$19,928,548	$4,034,721	$4,298,999	$(629,290)	$28,950,708	$6,498,373	$12,826,886	$4,212,631

(3)
The peer group used for calculating Peer Group Total Shareholder Return for 2024, 2023, 2022, 2021 and 2020 consists of the following companies listed as our performance peer group: Applied Industrial Technologies, Inc., Arrow Electronics, Inc., Avnet, Inc., Barnes Group Inc., Eaton Corporation Plc, Fastenal Company, Genuine Parts Company, Hubbell, Inc., MRC Global, Inc., MSC Industrial Direct Co., Inc., Rexel SA, Rockwell Automation, Inc. and W.W. Grainger, Inc.

(4)
The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2024 to the Company’s performance. EBITDA is adjusted earnings before income taxes, interest, preferred stock dividends and depreciation and amortization, as shown on page 30 of the Company’s Form
10-K
filed with the SEC on February 14, 2025. For 2020 – 2024, this number was adjusted to remove the impact of stock-based compensation expense and cloud computing arrangement amortization.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Engel served as our PEO for all five years (2020 – 2024). The other NEOs consist of the following individuals in each year:
•	2024: Messrs. Schulz, Geary, Squires and Khurana
•	2023: Messrs. Schulz, Cameron, Geary and Squires
•	2022: Messrs. Schulz, Squires, Geary, Khurana and Dosch
•	2021: Messrs. Schulz, Squires, Geary and Dosch
•	2020: Messrs. Schulz, Squires and Dosch and Ms. Lazzaris
Variations in the Average Summary Compensation for the other NEOs from year to year are partly due to the changes in the composition of the NEOs from year to year.

Peer Group Issuers, Footnote	The peer group used for calculating Peer Group Total Shareholder Return for 2024, 2023, 2022, 2021 and 2020 consists of the following companies listed as our performance peer group: Applied Industrial Technologies, Inc., Arrow Electronics, Inc., Avnet, Inc., Barnes Group Inc., Eaton Corporation Plc, Fastenal Company, Genuine Parts Company, Hubbell, Inc., MRC Global, Inc., MSC Industrial Direct Co., Inc., Rexel SA, Rockwell Automation, Inc. and W.W. Grainger, Inc.
PEO Total Compensation Amount	$ 11,458,263	$ 10,331,662	$ 11,162,279	$ 9,859,087	$ 11,313,497
PEO Actually Paid Compensation Amount	$ 2,071,847	30,260,210	15,461,278	38,809,795	24,140,383
Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate the “compensation actually paid”:

	2024		2023		2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Adjustments

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(8,399,925)	$(2,345,037)	$(7,800,082)	$(1,499,996)	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)	$(9,150,011)	$(2,326,236)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$9,859,967	$2,603,182	$7,926,128	$1,524,235	$9,130,790	$1,744,611	$13,830,960	$3,112,074	$20,083,054	$6,227,104

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	$26,813	$1,206	—	—	—	$12,529	—	—	—	—

Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$(8,823,235)	$(1,662,515)	$9,869,786	$1,926,057	$4,224,922	$556,768	$19,974,834	$4,324,626	$2,888,105	$454,520

Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(2,203,056)	$(465,744)	$9,703,195	$2,034,825	$(2,056,741)	$(484,552)	$1,144,940	$411,684	$(994,262)	$(142,757)

Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	—	—	—	—	$(798,648)	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$153,020	$35,961	$229,521	$49,600	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$(9,386,416)	$(1,832,947)	$19,928,548	$4,034,721	$4,298,999	$(629,290)	$28,950,708	$6,498,373	$12,826,886	$4,212,631

Non-PEO NEO Average Total Compensation Amount	$ 3,547,117	2,675,765	3,331,361	3,266,803	3,427,092
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,714,170	6,710,486	2,702,071	9,765,176	7,639,723
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate the “compensation actually paid”:

	2024		2023		2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs

Adjustments

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(8,399,925)	$(2,345,037)	$(7,800,082)	$(1,499,996)	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)	$(9,150,011)	$(2,326,236)

Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$9,859,967	$2,603,182	$7,926,128	$1,524,235	$9,130,790	$1,744,611	$13,830,960	$3,112,074	$20,083,054	$6,227,104

Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	$26,813	$1,206	—	—	—	$12,529	—	—	—	—

Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$(8,823,235)	$(1,662,515)	$9,869,786	$1,926,057	$4,224,922	$556,768	$19,974,834	$4,324,626	$2,888,105	$454,520

Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$(2,203,056)	$(465,744)	$9,703,195	$2,034,825	$(2,056,741)	$(484,552)	$1,144,940	$411,684	$(994,262)	$(142,757)

Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	—	—	—	—	$(798,648)	—	—	—	—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$153,020	$35,961	$229,521	$49,600	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$(9,386,416)	$(1,832,947)	$19,928,548	$4,034,721	$4,298,999	$(629,290)	$28,950,708	$6,498,373	$12,826,886	$4,212,631

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Cumulative TSR
As reflected in the graph below, from 2020 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs decreased by 91.4% and 77.6%, respectively, compared to the Company’s cumulative TSR of 135.0% over the same period.
As described in “Compensation Discussion and Analysis,” the Company’s long-term incentive plan is a centerpiece of our executive compensation and a significant portion of the compensation actually paid to our PEO and our other NEOs comprises equity awards. As a result, the compensation actually paid to our PEO and other NEOs is aligned with our cumulative TSR performance and stockholder value creation over the applicable measurement periods.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income Attributable to Common Stockholders
From 2020 to 2024, the compensation actually paid to our PEO and to our other NEOs decreased by 91.4% and 77.6%, respectively, compared to a 837.5% increase in net income attributable to common stockholders (from $70.4 million for 2020 to $660.2 million for 2024) over the same time period.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
As reflected in the following graph, from 2020 to 2024, compensation actually paid to our PEO and to our other NEOs decreased by 91.4% and 77.6%, respectively, compared to a 130.0% increase in Adjusted EBITDA over the same time period. The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents an important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2024 to the Company’s performance.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Cumulative TSR
As reflected in the graph below, from 2020 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs decreased by 91.4% and 77.6%, respectively, compared to the Company’s cumulative TSR of 135.0% over the same period.
As described in “Compensation Discussion and Analysis,” the Company’s long-term incentive plan is a centerpiece of our executive compensation and a significant portion of the compensation actually paid to our PEO and our other NEOs comprises equity awards. As a result, the compensation actually paid to our PEO and other NEOs is aligned with our cumulative TSR performance and stockholder value creation over the applicable measurement periods.

Tabular List, Table
Listed below are the financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs to our performance for the most recently completed fiscal year.

Most Important Performance Measures

Adjusted EBITDA

Net Income

Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 310.56	295.53	210.81	221.57	132.18
Peer Group Total Shareholder Return Amount	283.54	218.76	157.63	169.28	120.94
Net Income (Loss)	$ 660,200	$ 708,100	$ 803,063	$ 407,974	$ 70,421
Company Selected Measure Amount	1,480,200	1,659,800	1,684,545	1,149,984	643,603
PEO Name	Mr. Engel
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2024 to the Company’s performance. EBITDA is adjusted earnings before income taxes, interest, preferred stock dividends and depreciation and amortization, as shown on page 30 of the Company’s Form
10-K
	filed with the SEC on February 14, 2025. For 2020 – 2024, this number was adjusted to remove the impact of stock-based compensation expense and cloud computing arrangement amortization.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,386,416)	$ 19,928,548	$ 4,298,999	$ 28,950,708	$ 12,826,886
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,399,925)	(7,800,082)	(6,999,972)	(6,000,026)	(9,150,011)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,859,967	7,926,128	9,130,790	13,830,960	20,083,054
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,823,235)	9,869,786	4,224,922	19,974,834	2,888,105
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,813	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,203,056)	9,703,195	(2,056,741)	1,144,940	(994,262)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,020	229,521	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,832,947)	4,034,721	(629,290)	6,498,373	4,212,631
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,345,037)	(1,499,996)	(1,659,998)	(1,350,011)	(2,326,236)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,603,182	1,524,235	1,744,611	3,112,074	6,227,104
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,662,515)	1,926,057	556,768	4,324,626	454,520
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,206	0	12,529	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(465,744)	2,034,825	(484,552)	411,684	(142,757)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(798,648)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,961	$ 49,600	$ 0	$ 0	$ 0